INVESCO BOND FUND

Based upon its review of the copies of all such filings received by it, Invesco Bond Fund believes that, during the fiscal year ended February 28, 2021, all filing requirements applicable to its Reporting Persons were met except that a Form 3 report covering initial statement of beneficial ownership and Form 4 report covering a purchase of the Fund’s Shares by Todd Schomberg were not filed in a timely manner.